Net sales - Schedule of unsatisfied performance obligations (Details)	Dec. 31, 2025	Dec. 31, 2024
Performance obligations
Unsatisfied performance obligation (as a percent)	100.00%	100.00%
Within 1 year
Performance obligations
Unsatisfied performance obligation (as a percent)	57.00%	53.00%
2-3 years
Performance obligations
Unsatisfied performance obligation (as a percent)	28.00%	27.00%
More than 3 years
Performance obligations
Unsatisfied performance obligation (as a percent)	15.00%	20.00%